BENEFIT PLANS - Narrative (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended			18 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Retirement Benefits [Abstract]
Employee contribution limit per calendar year (as a percent of pre-tax earnings, up to statutory limit)		50.00%
Employer contribution per dollar employee contributes up to contribution limit (as a percent)					100.00%
Employer contribution limit per calendar year (as a percent of compensation, up to statutory limit)	3.00%				10.00%
United States
Defined Contribution Plan Disclosure
Employer matching contributions during period		$ 8.6	$ 5.8	$ 2.8
Foreign Plan
Defined Contribution Plan Disclosure
Employer matching contributions during period		$ 3.8	$ 3.1	$ 2.8